UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 28, 2017

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.41%	12.36%	6.99%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.66% for Class A shares as of the prospectus dated January 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

A post-election stock market surge and continued economic growth buoyed The Growth Fund of America in the first half of its fiscal year. For the six months ended February 28, 2017, the fund posted a total return of 10.24%. This surpassed the 10.01% gain recorded by the Standard & Poor’s 500 Composite Index, a market-capitalization-weighted index based on the results of 500 widely held common stocks and the fund’s primary benchmark.

Results at a glance

Total returns for periods ended February 28, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class A shares)	10.24%	26.81%	14.01%	7.66%	13.53%
Standard & Poor’s 500 Composite Index[2]	10.01	24.98	14.01	7.62	10.97
Lipper Large-Cap Growth Funds Index[3]	7.67	20.61	12.05	7.59	—	[4]
Lipper Growth Funds Index[3]	9.77	25.00	12.96	6.93	9.89
Lipper Large-Cap Core Funds Index[3]	10.06	25.18	12.80	6.82	—	[4]
Lipper Capital Appreciation Funds Index[3]	10.19	24.03	11.79	7.37	10.77

[1]	Since Capital Research and Management Company began managing the fund on December 1, 1973.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P source: S&P Dow Jones Indices LLC.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper source: Thomson Reuters Lipper.
[4]	This Lipper index was not in existence when Capital Research and Management Company began managing this fund.

The Growth Fund of America	1

Likewise the fund outpaced its various Lipper peer group measures — indexes designed to reflect broad styles of mutual funds. We are gratified with these returns, but more so with regard to our long-term results. We have always believed in the importance of investing for the long term. As such, we encourage you to assess your own investments with the same perspective.

Investment analysis

The fund’s fiscal year began two months prior to the U.S. presidential election. At that time, investors had been in a period where they favored income-generating equities, generally a more conservative investment. After President Trump’s electoral victory, market sentiment quickly shifted toward more growth-oriented stocks. Between Election Day and February 28, the S&P 500 rose 11.22%.

We believe this is partly attributable to the general agenda put forth by the new administration, which has called for lower taxes and fewer regulations — both considered helpful to economic activity and corporate earnings.

The economy continued to grow, with gross domestic product increasing 2.1% in the fourth quarter of 2016. On March 15 the Federal Reserve raised interest rates for just the third time since the depths of the financial crisis. The Fed has indicated that additional increases are likely. This is consistent with the move we have already seen in 10-year U.S. Treasury bonds, where the interest rate rose from about 1.8% immediately prior to the election to roughly 2.4% as of this writing. While we have observed some concerns about the impact of higher rates, we believe stocks can do well in an environment of rising rates if the reason for the rise is primarily due to better economic activity.

With this backdrop in mind, each of the fund’s 10 largest holdings recorded positive returns for the period. Top holding Amazon gained 9.9%. Netflix, the fund’s sixth-largest holding, soared 45.8%.

A number of stocks in the energy sector weighed on returns, with Southwestern Energy and Chesapeake Energy declining 46.0% and 14.2%, respectively. In the opposite direction, financials and industrials were favorably affected by the change in market sentiment after the election. Among financials, Goldman Sachs climbed 46.4%, while industrials giant Boeing rose 39.2%.

2	The Growth Fund of America

The road ahead

Looking ahead, we see several factors having an impact over the short to medium term. The overall health of the economy is one, including the potential for lower taxes and fewer regulations. We believe that if the Trump administration can deliver on its rhetoric in these areas, that will lead to a positive outlook.

Of course there are always things to keep an eye on. We remain concerned about the White House’s potential position on trade. In an increasingly global economy, many large U.S. companies rely on revenue from overseas, and any action that may lead to trade disputes could be detrimental to equities and lead to broader geopolitical tensions. Likewise, in the early days of this administration we’ve seen frequent policy shifts and battles in the media over a variety of topics which create an inherent uncertainty that’s difficult to define. This may settle down with time.

With that said, we continue to find attractive opportunities in individual equities both domestically and overseas. While the market in general may be at above-average valuation levels, our bottom-up research allows us to look at a company’s future prospects and make an informed decision as to attractiveness. That comprehensive research has been a hallmark of the fund’s success for decades.

We thank you for investing in The Growth Fund of America and look forward to reporting to you again in six months’ time.

Cordially,

Donald D. O’Neal	Michael T. Kerr
Vice Chairman of the Board	President

April 7, 2017

For current information about the fund, visit americanfunds.com.

The Growth Fund of America	3

Summary investment portfolio February 28, 2017	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Amazon	6.14%
Alphabet	3.30
Broadcom	2.95
UnitedHealth Group	2.25
Microsoft	2.18
Netflix	2.16
Home Depot	2.04
Facebook	1.76
American International Group	1.49
Berkshire Hathaway	1.44

Common stocks 93.43%	Shares	Value (000)
Information technology 24.85%
Alphabet Inc., Class C1	3,481,722	$2,866,189
Alphabet Inc., Class A1	2,661,770	2,249,009
Broadcom Ltd.[2]	21,703,411	4,577,900
Microsoft Corp.	52,830,700	3,380,108
Facebook, Inc., Class A1	20,079,000	2,721,508
Oracle Corp.	49,881,000	2,124,432
ASML Holding NV (New York registered)	8,303,941	1,010,506
ASML Holding NV	6,609,442	801,384
Apple Inc.	12,731,700	1,744,116
Visa Inc., Class A	16,436,000	1,445,382
Samsung Electronics Co., Ltd.	800,204	1,360,152
Alibaba Group Holding Ltd. (ADR)[1]	10,675,100	1,098,468
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	177,560,000	1,092,640
MasterCard Inc., Class A	7,844,800	866,537
Other securities		11,205,293
		38,543,624

Consumer discretionary 21.50%
Amazon.com, Inc.[1]	11,262,436	9,517,209
Netflix, Inc.[1,2]	23,581,761	3,351,676
Home Depot, Inc.	21,796,200	3,158,487
Priceline Group Inc.[1]	1,176,209	2,027,937

4	The Growth Fund of America

	Shares	Value (000)
Comcast Corp., Class A	48,014,000	$1,796,684
Charter Communications, Inc., Class A1	4,365,200	1,410,222
Starbucks Corp.	17,799,200	1,012,241
Twenty-First Century Fox, Inc., Class A	31,263,200	935,395
Ulta Beauty, Inc.[1]	3,095,000	846,266
Viacom Inc., Class B	18,198,351	790,718
Other securities		8,491,483
		33,338,318

Health care 12.84%
UnitedHealth Group Inc.	21,091,405	3,488,097
Amgen Inc.	8,429,131	1,487,994
Illumina, Inc.[1,2]	8,839,457	1,479,725
Thermo Fisher Scientific Inc.	7,503,000	1,183,073
Stryker Corp.	8,573,716	1,102,237
AbbVie Inc.	16,112,657	996,407
Express Scripts Holding Co.[1]	12,313,800	869,970
Boston Scientific Corp.[1]	35,053,000	860,551
Regeneron Pharmaceuticals, Inc.[1]	2,285,000	853,447
Humana Inc.	3,967,000	838,029
Gilead Sciences, Inc.	11,500,467	810,553
Other securities		5,950,285
		19,920,368

Energy 9.16%
EOG Resources, Inc.	21,701,908	2,104,868
Schlumberger Ltd.	21,683,484	1,742,484
Halliburton Co.	30,968,800	1,655,592
Pioneer Natural Resources Co.	7,268,000	1,351,630
Concho Resources Inc.[1,2]	9,780,484	1,295,425
Canadian Natural Resources, Ltd.	35,308,612	1,012,577
Noble Energy, Inc.[2]	25,967,053	945,460
Other securities		4,103,931
		14,211,967

Financials 8.47%
American International Group, Inc.	36,193,567	2,313,493
Berkshire Hathaway Inc., Class A1	4,923	1,265,703
Berkshire Hathaway Inc., Class B1	5,613,508	962,268
Goldman Sachs Group, Inc.	6,608,735	1,639,363
JPMorgan Chase & Co.	9,738,000	882,458
Other securities		6,073,161
		13,136,446

Consumer staples 5.03%
Philip Morris International Inc.	17,538,367	1,917,821
Costco Wholesale Corp.	6,976,100	1,236,025
Kroger Co.	36,347,341	1,155,846
Other securities		3,485,714
		7,795,406

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Industrials 4.64%
Union Pacific Corp.	8,367,982	$903,240
CSX Corp.	18,323,700	889,799
Other securities		5,409,919
		7,202,958

Materials 2.52%
E.I. du Pont de Nemours and Co.	10,017,500	786,774
Other securities		3,128,020
		3,914,794

Other 1.32%
Other securities		2,045,605

Miscellaneous 3.10%
Other common stocks in initial period of acquisition		4,799,383

Total common stocks (cost: $82,710,159,000)		144,908,869

Preferred securities 0.23%
Financials 0.05%
Other securities		76,753

Miscellaneous 0.18%
Other preferred securities in initial period of acquisition		274,499

Total preferred securities (cost: $320,315,000)		351,252

Rights & warrants 0.11%
Other 0.11%
Other securities		170,720

Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		211

Total rights & warrants (cost: $116,066,000)		170,931

Convertible stocks 0.09%
Consumer discretionary 0.09%
Other securities		140,699

Total convertible stocks (cost: $114,350,000)		140,699

Bonds, notes & other debt instruments 0.15%	Principal amount (000)
Other bonds & notes 0.15%
Other securities		240,687

Total bonds, notes & other debt instruments (cost: $249,436,000)		240,687

6	The Growth Fund of America

Short-term securities 6.17%	Principal amount (000)	Value (000)
Apple Inc. 0.82%–0.88% due 5/2/2017–5/17/2017[4]	$270,000	$269,591
Federal Home Loan Bank 0.48%–0.64% due 3/1/2017–8/4/2017	4,927,850	4,922,786
Microsoft Corp. 0.80%–0.85% due 3/28/2017–4/18/2017[4]	100,000	99,929
U.S. Treasury Bills 0.47%–0.61% due 3/2/2017–8/3/2017	1,339,000	1,337,675
Other securities		2,936,680

Total short-term securities (cost: $9,566,369,000)		9,566,661
Total investment securities 100.18% (cost: $93,076,695,000)		155,379,099
Other assets less liabilities (0.18)%		(283,505)

Net assets 100.00%		$155,095,594

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $100,177,000, which represented .06% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $337,682,000, an aggregate cost of $376,029,000, and which represented .22% of the net assets of the fund) were acquired from 7/7/2000 to 10/20/2016 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $180,035,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 2/28/2017
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	3/10/2017	Barclays Bank PLC	$67,218	€62,800	$661
Euros	3/22/2017	JPMorgan Chase	$96,642	€91,150	(25)
					$636

The Growth Fund of America	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 28, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/2017 (000)
Broadcom Ltd.	22,178,905	938,506	1,414,000	21,703,411	$32,491	$4,577,900
Netflix, Inc.[1]	23,034,761	547,000	—	23,581,761	—	3,351,676
Illumina, Inc.[1]	8,315,957	745,500	222,000	8,839,457	—	1,479,725
Concho Resources Inc.[1]	9,516,984	263,500	—	9,780,484	—	1,295,425
Noble Energy, Inc.	26,435,185	478,468	946,600	25,967,053	5,288	945,460
Juniper Networks, Inc.	19,827,923	7,795,000	—	27,622,923	5,445	773,442
MGM Resorts International[1]	30,253,344	374,000	1,398,169	29,229,175	—	768,435
Flex Ltd.[1]	27,812,000	—	968,992	26,843,008	—	442,641
First Quantum Minerals Ltd.	33,050,000	2,736,886	1,300,000	34,486,886	—	358,838
Panera Bread Co., Class A1	1,164,040	240,000	—	1,404,040	—	324,052
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	275,400
ServiceMaster Global Holdings, Inc.[1,5]	6,635,000	140,000	—	6,775,000	—	269,848
Sturm, Ruger & Co., Inc.	145,232	799,768	—	945,000	67	47,108
Akamai Technologies, Inc.[1,6]	8,750,000	3,735,389	3,950,000	8,535,389	—	—
bluebird bio, Inc.[1,6]	1,897,076	873,396	730,506	2,039,966	—	—
BorgWarner Inc.[6]	11,207,259	—	600,000	10,607,259	3,054	—
Kroger Co.[6]	48,872,341	1,865,000	14,390,000	36,347,341	8,597	—
Oshkosh Corp.[6]	3,685,600	—	3,062,617	622,983	262	—
Weatherford International PLC[1,6]	69,950,382	12,750,000	34,122,765	48,577,617	—	—
					$55,204	$14,909,950

8	The Growth Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,803,028,000, which represented 1.16% of the net assets of the fund. This amount includes $1,092,640,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,373,653,000, which represented 1.53% of the net assets of the fund.
[5]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2016; it was not publicly disclosed.
[6]	Unaffiliated issuer at 2/28/2017.

Key to abbreviation and symbol

ADR = American Depositary Receipts

€ = Euros

See Notes to Financial Statements

The Growth Fund of America	9

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $85,161,655)	$140,469,149
Affiliated issuers (cost: $7,915,040)	14,909,950	$155,379,099
Cash		15,562
Unrealized appreciation on open forward currency contracts		661
Receivables for:
Sales of investments	162,138
Sales of fund’s shares	209,443
Dividends and interest	154,045
Other	556	526,182
		155,921,504
Liabilities:
Unrealized depreciation on open forward currency contracts		25
Payables for:
Purchases of investments	468,978
Repurchases of fund’s shares	261,004
Investment advisory services	32,145
Services provided by related parties	53,111
Trustees’ deferred compensation	5,204
Other	5,443	825,885
Net assets at February 28, 2017		$155,095,594

Net assets consist of:
Capital paid in on shares of beneficial interest		$88,742,585
Distributions in excess of net investment income		(16,215)
Undistributed net realized gain		4,065,903
Net unrealized appreciation		62,303,321
Net assets at February 28, 2017		$155,095,594

See Notes to Financial Statements

10	The Growth Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (3,467,332 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$78,283,025	1,739,858	$44.99
Class B	50,591	1,188	42.57
Class C	4,874,169	116,009	42.02
Class F-1	8,796,150	196,764	44.70
Class F-2	15,023,101	334,522	44.91
Class F-3	13,770	306	45.01
Class 529-A	6,813,436	152,862	44.57
Class 529-B	8,266	196	42.29
Class 529-C	1,565,151	37,124	42.16
Class 529-E	291,762	6,609	44.15
Class 529-F-1	265,175	5,962	44.48
Class R-1	428,137	10,048	42.61
Class R-2	2,169,950	50,447	43.01
Class R-2E	71,788	1,618	44.36
Class R-3	6,473,055	146,463	44.20
Class R-4	8,018,303	179,735	44.61
Class R-5E	29,172	652	44.72
Class R-5	3,620,990	80,531	44.96
Class R-6	18,299,603	406,438	45.02

See Notes to Financial Statements

The Growth Fund of America	11

Statement of operations	unaudited
for the six months ended February 28, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,780; also includes $55,204 from affiliates)	$823,883
Interest	28,796	$852,679
Fees and expenses*:
Investment advisory services	200,130
Distribution services	173,330
Transfer agent services	77,874
Administrative services	21,651
Reports to shareholders	2,904
Registration statement and prospectus	961
Trustees’ compensation	585
Auditing and legal	96
Custodian	1,174
Other	3,087	481,792
Net investment income		370,887

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (includes $370,530 net loss from affiliates)	5,083,671
Forward currency contracts	9,553
Currency transactions	(703)	5,092,521
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $275)	9,054,944
Forward currency contracts	161
Currency translations	1,113	9,056,218
Net realized gain and unrealized appreciation		14,148,739
Net increase in net assets resulting from operations		$14,519,626

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	The Growth Fund of America

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 28, 2017*	Year ended August 31, 2016
Operations:
Net investment income	$370,887	$773,600
Net realized gain	5,092,521	8,307,433
Net unrealized appreciation	9,056,218	3,580,112
Net increase in net assets resulting from operations	14,519,626	12,661,145

Dividends and distributions paid to shareholders:
Dividends from net investment income	(832,859)	(859,355)
Distributions from net realized gain on investments	(8,329,164)	(10,963,179)
Total dividends and distributions paid to shareholders	(9,162,023)	(11,822,534)

Net capital share transactions	4,123,199	3,977,050

Total increase in net assets	9,480,802	4,815,661

Net assets:
Beginning of period	145,614,792	140,799,131
End of period (including distributions in excess of and undistributed net investment income: $(16,215) and $445,757, respectively)	$155,095,594	$145,614,792

*Unaudited.

See Notes to Financial Statements

The Growth Fund of America	13

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	The Growth Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Growth Fund of America	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

16	The Growth Fund of America

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

The Growth Fund of America	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,327,536	$1,092,640	$123,448	$38,543,624
Consumer discretionary	33,338,318	—	—	33,338,318
Health care	19,892,932	—	27,436	19,920,368
Energy	14,102,064	109,903	—	14,211,967
Financials	12,827,544	308,902	—	13,136,446
Consumer staples	7,795,406	—	—	7,795,406
Industrials	7,202,958	—	—	7,202,958
Materials	3,914,794	—	—	3,914,794
Other	2,045,605	—	—	2,045,605
Miscellaneous	4,799,383	—	—	4,799,383
Preferred securities	351,252	—	—	351,252
Rights & warrants	170,931	—	—	170,931
Convertible stocks	—	—	140,699	140,699
Bonds, notes & other debt instruments	—	240,687	—	240,687
Short-term securities	—	9,566,661	—	9,566,661
Total	$143,768,723	$11,318,793	$291,583	$155,379,099

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$661	$—	$661
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)
Total	$—	$636	$—	$636

*Forward currency contracts are not included in the investment portfolio.

18	The Growth Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Growth Fund of America	19

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, February 28, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$661	Unrealized depreciation on open forward currency contracts	$25

		Net realized gain		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$9,553	Net unrealized appreciation on forward currency contracts	$161

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

20	The Growth Fund of America

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of February 28, 2017, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$661	$—	$(661)	$—	$—
Liabilities:
JPMorgan Chase	$25	$—	$—	$—	$25

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the

The Growth Fund of America	21

fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$549,946
Undistributed long-term capital gains	7,396,796

As of February 28, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$63,851,030
Gross unrealized depreciation on investment securities	(1,706,004)
Net unrealized appreciation on investment securities	62,145,026
Cost of investment securities	93,234,073

22	The Growth Fund of America

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2017			Year ended August 31, 2016
			Total				Total
			dividends and				dividends and
	Ordinary	Long-term	distributions	Ordinary		Long-term	distributions
Share class	income	capital gains	paid	income		capital gains	paid
Class A	$417,499	$4,216,644	$4,634,143	$450,948		$5,611,765	$6,062,713
Class B	—	5,716	5,716	—		32,520	32,520
Class C	—	288,378	288,378	1		437,938	437,939
Class F-1	43,578	482,570	526,148	47,315		648,267	695,582
Class F-2	104,629	750,183	854,812	92,798		849,837	942,635
Class F-3[1]	—	—	—
Class 529-A	31,754	363,317	395,071	32,055		461,533	493,588
Class 529-B	—	1,160	1,160	—		6,207	6,207
Class 529-C	—	89,388	89,388	(42)		117,221	117,179
Class 529-E	761	15,850	16,611	788		20,684	21,472
Class 529-F-1	1,750	13,817	15,567	1,630		16,544	18,174
Class R-1	—	25,190	25,190	—		37,260	37,260
Class R-2	—	124,369	124,369	—		176,138	176,138
Class R-2E	170	2,473	2,643	34		284	318
Class R-3	15,059	367,017	382,076	17,637		545,696	563,333
Class R-4	42,379	436,297	478,676	41,069		546,348	587,417
Class R-5E2	151	941	1,092	—	[3]	1	1
Class R-5	27,991	196,269	224,260	43,844		379,661	423,505
Class R-6	147,138	949,585	1,096,723	131,278		1,075,275	1,206,553
Total	$832,859	$8,329,164	$9,162,023	$859,355		$10,963,179	$11,822,534

[1]	Class F-3 shares were offered beginning January 27, 2017.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2017, the investment advisory services fee was $200,130,000, which was equivalent to an annualized rate of 0.273% of average daily net assets.

The Growth Fund of America	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

24	The Growth Fund of America

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$87,622	$44,933		$3,734		Not applicable
Class B	582	93		Not applicable		Not applicable
Class C	23,995	2,915		1,206		Not applicable
Class F-1	10,587	5,281		2,118		Not applicable
Class F-2	Not applicable	6,693		3,261		Not applicable
Class F-3*	Not applicable	—	†	—	†	Not applicable
Class 529-A	6,947	3,167		1,589		$2,204
Class 529-B	117	19		6		8
Class 529-C	7,311	776		370		514
Class 529-E	680	84		69		95
Class 529-F-1	—	119		60		83
Class R-1	2,111	242		106		Not applicable
Class R-2	7,839	3,772		527		Not applicable
Class R-2E	141	44		12		Not applicable
Class R-3	15,794	4,882		1,589		Not applicable
Class R-4	9,604	3,931		1,923		Not applicable
Class R-5E	Not applicable	5		3		Not applicable
Class R-5	Not applicable	883		868		Not applicable
Class R-6	Not applicable	35		4,210		Not applicable
Total class-specific expenses	$173,330	$77,874		$21,651		$2,904

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

The Growth Fund of America	25

$585,000 in the fund’s statement of operations reflects $259,000 in current fees (either paid in cash or deferred) and a net increase of $326,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2017

Class A	$2,647,515	60,250	$4,560,110	106,969	$(6,531,440)	(149,020)	$676,185	18,199
Class B	397	10	5,673	140	(155,349)	(3,722)	(149,279)	(3,572)
Class C	291,973	7,109	283,425	7,109	(875,435)	(21,310)	(300,037)	(7,092)
Class F-1	659,214	15,070	514,201	12,139	(1,179,562)	(27,049)	(6,147)	160
Class F-2	3,357,277	76,500	819,206	19,262	(1,736,596)	(39,719)	2,439,887	56,043
Class F-3[2]	13,661	306	—	—	(10)	— [3]	13,651	306
Class 529-A	331,271	7,615	394,994	9,353	(378,146)	(8,703)	348,119	8,265
Class 529-B	160	4	1,160	29	(33,956)	(818)	(32,636)	(785)
Class 529-C	69,101	1,679	89,319	2,232	(113,462)	(2,756)	44,958	1,155
Class 529-E	13,280	309	16,611	397	(20,320)	(473)	9,571	233
Class 529-F-1	29,763	682	15,562	370	(20,094)	(463)	25,231	589
Class R-1	18,974	455	25,164	623	(68,269)	(1,645)	(24,131)	(567)
Class R-2	208,687	4,970	124,234	3,044	(374,436)	(8,933)	(41,515)	(919)
Class R-2E	35,123	821	2,643	63	(2,907)	(67)	34,859	817
Class R-3	472,867	10,967	380,953	9,092	(1,117,364)	(26,051)	(263,544)	(5,992)
Class R-4	616,234	14,194	478,458	11,319	(1,117,711)	(25,740)	(23,019)	(227)
Class R-5E	28,458	637	1,092	26	(496)	(11)	29,054	652
Class R-5	315,507	7,179	223,575	5,251	(590,745)	(13,544)	(51,663)	(1,114)
Class R-6	1,837,213	41,918	1,095,526	25,699	(1,539,084)	(35,265)	1,393,655	32,352
Total net increase (decrease)	$10,946,675	250,675	$9,031,906	213,117	$(15,855,382)	(365,289)	$4,123,199	98,503

26	The Growth Fund of America

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2016

Class A	$4,924,929	118,808		$5,967,182	145,116	$(8,823,043)	(212,227)	$2,069,068	51,697
Class B	2,900	73		32,239	823	(311,833)	(7,948)	(276,694)	(7,052)
Class C	613,767	15,737		429,366	11,095	(1,477,000)	(38,034)	(433,867)	(11,202)
Class F-1	1,280,513	31,126		681,004	16,662	(1,787,811)	(43,329)	173,706	4,459
Class F-2	2,744,672	66,007		900,960	21,959	(2,359,964)	(57,176)	1,285,668	30,790
Class 529-A	545,610	13,265		493,503	12,105	(703,145)	(16,965)	335,968	8,405
Class 529-B	869	22		6,205	159	(58,490)	(1,491)	(51,416)	(1,310)
Class 529-C	134,779	3,439		117,144	3,016	(204,040)	(5,183)	47,883	1,272
Class 529-E	24,266	593		21,469	531	(34,866)	(849)	10,869	275
Class 529-F-1	40,707	985		18,175	447	(40,465)	(973)	18,417	459
Class R-1	39,701	1,000		37,230	950	(121,308)	(3,036)	(44,377)	(1,086)
Class R-2	382,669	9,637		175,984	4,451	(666,231)	(16,699)	(107,578)	(2,611)
Class R-2E	34,224	848		317	8	(2,323)	(57)	32,218	799
Class R-3	855,016	20,987		561,836	13,890	(2,131,593)	(52,228)	(714,741)	(17,351)
Class R-4	1,965,510	47,586		587,103	14,390	(1,995,615)	(48,313)	556,998	13,663
Class R-5E4	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	621,642	15,092		422,476	10,289	(2,420,640)	(58,716)	(1,376,522)	(33,335)
Class R-6	3,563,488	86,963		1,204,830	29,300	(2,316,878)	(55,403)	2,451,440	60,860
Total net increase (decrease)	$17,775,272	432,168		$11,657,023	285,191	$(25,455,245)	(618,627)	$3,977,050	98,732

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.
[4]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,757,908,000 and $21,208,173,000, respectively, during the six months ended February 28, 2017.

The Growth Fund of America	27

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2017[3,4]	$43.47	$.11	$4.19	$4.30
Year ended 8/31/2016	43.31	.24	3.58	3.82
Year ended 8/31/2015	46.70	.23	.61	.84
Year ended 8/31/2014	39.93	.17	9.49	9.66
Year ended 8/31/2013	32.80	.22	7.19	7.41
Year ended 8/31/2012	29.23	.20	3.59	3.79
Class B:
Six months ended 2/28/2017[3,4]	41.20	(.05)	3.95	3.90
Year ended 8/31/2016	41.26	(.09)	3.42	3.33
Year ended 8/31/2015	44.84	(.11)	.59	.48
Year ended 8/31/2014	38.60	(.15)	9.14	8.99
Year ended 8/31/2013	31.69	(.05)	6.96	6.91
Year ended 8/31/2012	28.23	(.03)	3.49	3.46
Class C:
Six months ended 2/28/2017[3,4]	40.69	(.06)	3.92	3.86
Year ended 8/31/2016	40.80	(.09)	3.37	3.28
Year ended 8/31/2015	44.41	(.12)	.57	.45
Year ended 8/31/2014	38.27	(.17)	9.06	8.89
Year ended 8/31/2013	31.44	(.07)	6.91	6.84
Year ended 8/31/2012	28.02	(.04)	3.46	3.42
Class F-1:
Six months ended 2/28/2017[3,4]	43.20	.10	4.16	4.26
Year ended 8/31/2016	43.05	.22	3.57	3.79
Year ended 8/31/2015	46.40	.20	.61	.81
Year ended 8/31/2014	39.69	.15	9.43	9.58
Year ended 8/31/2013	32.61	.21	7.15	7.36
Year ended 8/31/2012	29.04	.21	3.58	3.79
Class F-2:
Six months ended 2/28/2017[3,4]	43.45	.16	4.18	4.34
Year ended 8/31/2016	43.29	.33	3.59	3.92
Year ended 8/31/2015	46.71	.33	.60	.93
Year ended 8/31/2014	39.95	.27	9.48	9.75
Year ended 8/31/2013	32.83	.32	7.19	7.51
Year ended 8/31/2012	29.25	.28	3.60	3.88
Class F-3:
Period from 1/27/2017 to 2/28/2017[3,4,7]	44.36	.04	.61	.65

28	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
$(.25)	$(2.53)	$(2.78)	$44.99	10.24%[5]		$78,283	.65%[6]		.52%[6]
(.27)	(3.39)	(3.66)	43.47	9.31		74,847	.66		.57
(.17)	(4.06)	(4.23)	43.31	2.12		72,321	.65		.51
(.14)	(2.75)	(2.89)	46.70	25.00		73,975	.66		.39
(.28)	—	(.28)	39.93	22.74		62,602	.70		.60
(.22)	—	(.22)	32.80	13.07		55,441	.71		.66
—	(2.53)	(2.53)	42.57	9.80	[5]	51	1.42	[6]	(.24)[6]
—	(3.39)	(3.39)	41.20	8.50		196	1.42		(.22)
—	(4.06)	(4.06)	41.26	1.36		487	1.40		(.25)
—	(2.75)	(2.75)	44.84	24.05		873	1.41		(.37)
—	—	—	38.60	21.81		1,168	1.46		(.14)
—	—	—	31.69	12.26		1,503	1.46		(.10)
—	(2.53)	(2.53)	42.02	9.82	[5]	4,874	1.45	[6]	(.28)[6]
—	(3.39)	(3.39)	40.69	8.47		5,009	1.46		(.23)
—	(4.06)	(4.06)	40.80	1.29		5,480	1.45		(.29)
—	(2.75)	(2.75)	44.41	23.99		6,232	1.45		(.41)
(.01)	—	(.01)	38.27	21.76		5,986	1.50		(.20)
—	—	—	31.44	12.21		5,741	1.49		(.13)
(.23)	(2.53)	(2.76)	44.70	10.21	[5]	8,796	.71	[6]	.46 [6]
(.25)	(3.39)	(3.64)	43.20	9.28		8,494	.71		.52
(.10)	(4.06)	(4.16)	43.05	2.07		8,273	.70		.46
(.12)	(2.75)	(2.87)	46.40	24.93		10,569	.69		.36
(.28)	—	(.28)	39.69	22.71		11,180	.71		.59
(.22)	—	(.22)	32.61	13.15		11,323	.68		.69
(.35)	(2.53)	(2.88)	44.91	10.37	[5]	15,023	.43	[6]	.73 [6]
(.37)	(3.39)	(3.76)	43.45	9.57		12,100	.44		.79
(.29)	(4.06)	(4.35)	43.29	2.35		10,723	.43		.73
(.24)	(2.75)	(2.99)	46.71	25.27		8,637	.43		.62
(.39)	—	(.39)	39.95	23.05		4,358	.44		.86
(.30)	—	(.30)	32.83	13.42		2,855	.44		.93
—	—	—	45.01	1.47	[5]	14	.03	[5]	.11 [5]

See page 35 for footnotes.

The Growth Fund of America	29

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 2/28/2017[3,4]	$43.08	$.10	$4.14	$4.24
Year ended 8/31/2016	42.95	.20	3.56	3.76
Year ended 8/31/2015	46.35	.19	.61	.80
Year ended 8/31/2014	39.66	.13	9.42	9.55
Year ended 8/31/2013	32.59	.19	7.15	7.34
Year ended 8/31/2012	29.06	.18	3.57	3.75
Class 529-B:
Six months ended 2/28/2017[3,4]	40.95	(.07)	3.94	3.87
Year ended 8/31/2016	41.08	(.13)	3.39	3.26
Year ended 8/31/2015	44.71	(.16)	.59	.43
Year ended 8/31/2014	38.54	(.20)	9.12	8.92
Year ended 8/31/2013	31.67	(.09)	6.96	6.87
Year ended 8/31/2012	28.25	(.06)	3.48	3.42
Class 529-C:
Six months ended 2/28/2017[3,4]	40.83	(.07)	3.93	3.86
Year ended 8/31/2016	40.96	(.11)	3.37	3.26
Year ended 8/31/2015	44.58	(.15)	.59	.44
Year ended 8/31/2014	38.43	(.20)	9.10	8.90
Year ended 8/31/2013	31.60	(.09)	6.94	6.85
Year ended 8/31/2012	28.18	(.06)	3.48	3.42
Class 529-E:
Six months ended 2/28/2017[3,4]	42.65	.04	4.11	4.15
Year ended 8/31/2016	42.54	.10	3.53	3.63
Year ended 8/31/2015	45.94	.08	.60	.68
Year ended 8/31/2014	39.34	.03	9.33	9.36
Year ended 8/31/2013	32.33	.10	7.10	7.20
Year ended 8/31/2012	28.82	.10	3.54	3.64
Class 529-F-1:
Six months ended 2/28/2017[3,4]	43.04	.14	4.15	4.29
Year ended 8/31/2016	42.92	.29	3.55	3.84
Year ended 8/31/2015	46.33	.29	.59	.88
Year ended 8/31/2014	39.64	.23	9.41	9.64
Year ended 8/31/2013	32.57	.27	7.14	7.41
Year ended 8/31/2012	29.04	.25	3.56	3.81
Class R-1:
Six months ended 2/28/2017[3,4]	41.23	(.06)	3.97	3.91
Year ended 8/31/2016	41.29	(.08)	3.41	3.33
Year ended 8/31/2015	44.88	(.11)	.58	.47
Year ended 8/31/2014	38.64	(.16)	9.15	8.99
Year ended 8/31/2013	31.72	(.05)	6.98	6.93
Year ended 8/31/2012	28.26	(.02)	3.48	3.46

30	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
$(.22)	$(2.53)	$(2.75)	$44.57	10.20%[5]		$6,814	.72%[6]		.44%[6]
(.24)	(3.39)	(3.63)	43.08	9.23		6,229	.74		.48
(.14)	(4.06)	(4.20)	42.95	2.04		5,849	.73		.43
(.11)	(2.75)	(2.86)	46.35	24.89		5,799	.74		.31
(.27)	—	(.27)	39.66	22.65		4,663	.77		.52
(.22)	—	(.22)	32.59	13.00		3,822	.77		.60
—	(2.53)	(2.53)	42.29	9.78	[5]	8	1.53	[6]	(.33)[6]
—	(3.39)	(3.39)	40.95	8.36		40	1.54		(.33)
—	(4.06)	(4.06)	41.08	1.24		94	1.52		(.37)
—	(2.75)	(2.75)	44.71	23.90		159	1.53		(.49)
—	—	—	38.54	21.69		195	1.56		(.25)
—	—	—	31.67	12.11		237	1.57		(.21)
—	(2.53)	(2.53)	42.16	9.78	[5]	1,565	1.49	[6]	(.33)[6]
—	(3.39)	(3.39)	40.83	8.39		1,469	1.52		(.29)
—	(4.06)	(4.06)	40.96	1.27		1,421	1.51		(.35)
—	(2.75)	(2.75)	44.58	23.91		1,440	1.52		(.47)
(.02)	—	(.02)	38.43	21.69		1,188	1.56		(.26)
—	—	—	31.60	12.14		1,008	1.56		(.19)
(.12)	(2.53)	(2.65)	44.15	10.07	[5]	292	.96	[6]	.21 [6]
(.13)	(3.39)	(3.52)	42.65	8.99		272	.98		.25
(.02)	(4.06)	(4.08)	42.54	1.79		260	.98		.18
(.01)	(2.75)	(2.76)	45.94	24.57		263	.99		.06
(.19)	—	(.19)	39.34	22.36		217	1.02		.28
(.13)	—	(.13)	32.33	12.71		182	1.03		.35
(.32)	(2.53)	(2.85)	44.48	10.33	[5]	265	.50	[6]	.66 [6]
(.33)	(3.39)	(3.72)	43.04	9.46		231	.52		.70
(.23)	(4.06)	(4.29)	42.92	2.26		211	.51		.65
(.20)	(2.75)	(2.95)	46.33	25.16		200	.52		.53
(.34)	—	(.34)	39.64	22.92		157	.56		.74
(.28)	—	(.28)	32.57	13.27		125	.56		.81
—	(2.53)	(2.53)	42.61	9.81	[5]	428	1.44	[6]	(.28)[6]
—	(3.39)	(3.39)	41.23	8.49		438	1.43		(.20)
—	(4.06)	(4.06)	41.29	1.33		483	1.42		(.27)
—	(2.75)	(2.75)	44.88	24.02		542	1.43		(.38)
(.01)	—	(.01)	38.64	21.86		483	1.44		(.13)
—	—	—	31.72	12.24		497	1.44		(.07)

See page 35 for footnotes.

The Growth Fund of America	31

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 2/28/2017[3,4]	$41.60	$(.06)	$4.00	$3.94
Year ended 8/31/2016	41.62	(.07)	3.44	3.37
Year ended 8/31/2015	45.17	(.08)	.59	.51
Year ended 8/31/2014	38.85	(.14)	9.21	9.07
Year ended 8/31/2013	31.91	(.02)	7.01	6.99
Year ended 8/31/2012	28.42	(.01)	3.50	3.49
Class R-2E:
Six months ended 2/28/2017[3,4]	42.92	— [8]	4.14	4.14
Year ended 8/31/2016	43.09	.07	3.55	3.62
Year ended 8/31/2015	46.70	.10	.65	.75
Period from 8/29/2014 to 8/31/2014[3,11]	46.70	—	—	—
Class R-3:
Six months ended 2/28/2017[3,4]	42.68	.04	4.11	4.15
Year ended 8/31/2016	42.55	.10	3.53	3.63
Year ended 8/31/2015	45.94	.08	.60	.68
Year ended 8/31/2014	39.33	.03	9.34	9.37
Year ended 8/31/2013	32.29	.12	7.08	7.20
Year ended 8/31/2012	28.74	.11	3.55	3.66
Class R-4:
Six months ended 2/28/2017[3,4]	43.13	.10	4.16	4.26
Year ended 8/31/2016	42.99	.22	3.56	3.78
Year ended 8/31/2015	46.38	.22	.60	.82
Year ended 8/31/2014	39.68	.16	9.42	9.58
Year ended 8/31/2013	32.56	.23	7.14	7.37
Year ended 8/31/2012	28.99	.20	3.57	3.77
Class R-5E:
Six months ended 2/28/2017[3,4]	43.34	.13	4.19	4.32
Period from 11/20/2015 to 8/31/2016[3,12]	45.73	.22	1.21	1.43
Class R-5:
Six months ended 2/28/2017[3,4]	43.50	.17	4.18	4.35
Year ended 8/31/2016	43.33	.35	3.60	3.95
Year ended 8/31/2015	46.73	.35	.60	.95
Year ended 8/31/2014	39.96	.29	9.49	9.78
Year ended 8/31/2013	32.82	.34	7.18	7.52
Year ended 8/31/2012	29.24	.29	3.60	3.89

32	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
$—	$(2.53)	$(2.53)	$43.01	9.80%[5]		$2,170		1.43%[6]		(.27)%[6]
—	(3.39)	(3.39)	41.60	8.53		2,137		1.40		(.18)
—	(4.06)	(4.06)	41.62	1.42		2,246		1.35		(.19)
—	(2.75)	(2.75)	45.17	24.10		2,496		1.38		(.33)
(.05)	—	(.05)	38.85	21.92		2,277		1.37		(.07)
—	—	—	31.91	12.28		2,182		1.41		(.04)
(.17)	(2.53)	(2.70)	44.36	10.00	[5]	72		1.12	[6]	.02	[6]
(.40)	(3.39)	(3.79)	42.92	8.89		34		1.11		.17
(.30)	(4.06)	(4.36)	43.09	1.92	[9]	—	[10]	.96	[9]	.22	[9]
—	—	—	46.70	—		—	[10]	—		—
(.10)	(2.53)	(2.63)	44.20	10.07	[5]	6,473		.98	[6]	.18	[6]
(.11)	(3.39)	(3.50)	42.68	8.99		6,507		.98		.24
(.01)	(4.06)	(4.07)	42.55	1.79		7,226		.97		.19
(.01)	(2.75)	(2.76)	45.94	24.60		8,325		.98		.07
(.16)	—	(.16)	39.33	22.38		7,769		.98		.33
(.11)	—	(.11)	32.29	12.78		7,916		.98		.38
(.25)	(2.53)	(2.78)	44.61	10.22	[5]	8,018		.68	[6]	.48	[6]
(.25)	(3.39)	(3.64)	43.13	9.29		7,762		.68		.54
(.15)	(4.06)	(4.21)	42.99	2.11		7,149		.67		.48
(.13)	(2.75)	(2.88)	46.38	24.97		7,835		.68		.37
(.25)	—	(.25)	39.68	22.77		7,169		.68		.63
(.20)	—	(.20)	32.56	13.10		8,093		.69		.66
(.41)	(2.53)	(2.94)	44.72	10.33	[5]	29		.43	[6]	.62	[6]
(.43)	(3.39)	(3.82)	43.34	3.60	[5]	—	[10]	.56	[6]	.70	[6]
(.36)	(2.53)	(2.89)	44.96	10.38	[5]	3,621		.38	[6]	.78	[6]
(.39)	(3.39)	(3.78)	43.50	9.64		3,551		.39		.84
(.29)	(4.06)	(4.35)	43.33	2.40		4,982		.38		.78
(.26)	(2.75)	(3.01)	46.73	25.33		5,450		.38		.67
(.38)	—	(.38)	39.96	23.11		5,273		.39		.92
(.31)	—	(.31)	32.82	13.48		6,312		.39		.97

See page 35 for footnotes.

The Growth Fund of America	33

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
Six months ended 2/28/2017[3,4]	$43.57	$.18	$4.19	$4.37
Year ended 8/31/2016	43.40	.37	3.60	3.97
Year ended 8/31/2015	46.80	.37	.61	.98
Year ended 8/31/2014	40.02	.31	9.50	9.81
Year ended 8/31/2013	32.87	.35	7.21	7.56
Year ended 8/31/2012	29.30	.31	3.60	3.91

	Six months ended February 28,	Year ended August 31
	2017[3,4,5]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	13%	31%	29%	26%	27%	18%

See Notes to Financial Statements

34	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
$(.39)	$(2.53)	$(2.92)	$45.02	10.41%[5]	$18,300	.33%[6]	.83%[6]
(.41)	(3.39)	(3.80)	43.57	9.68	16,299	.33	.89
(.32)	(4.06)	(4.38)	43.40	2.45	13,594	.33	.83
(.28)	(2.75)	(3.03)	46.80	25.39	12,407	.33	.72
(.41)	—	(.41)	40.02	23.19	8,806	.34	.96
(.34)	—	(.34)	32.87	13.52	7,537	.34	1.02

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class F-3 shares were offered beginning January 27, 2017.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.

The Growth Fund of America	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2016, through February 28, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	The Growth Fund of America

	Beginning account value 9/1/2016	Ending account value 2/28/2017	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,102.43	$3.39	.65%
Class A - assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B - actual return	1,000.00	1,097.97	7.39	1.42
Class B - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class C - actual return	1,000.00	1,098.19	7.54	1.45
Class C - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 - actual return	1,000.00	1,102.08	3.70	.71
Class F-1 - assumed 5% return	1,000.00	1,021.27	3.56	.71
Class F-2 - actual return	1,000.00	1,103.66	2.24	.43
Class F-2 - assumed 5% return	1,000.00	1,022.66	2.16	.43
Class F-3 - actual return†	1,000.00	1,014.66	.32	.36
Class F-3 - assumed 5% return†	1,000.00	1,023.01	1.81	.36
Class 529-A - actual return	1,000.00	1,101.99	3.75	.72
Class 529-A - assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B - actual return	1,000.00	1,097.81	7.96	1.53
Class 529-B - assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-C - actual return	1,000.00	1,097.85	7.75	1.49
Class 529-C - assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E - actual return	1,000.00	1,100.75	5.00	.96
Class 529-E - assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F-1 - actual return	1,000.00	1,103.33	2.61	.50
Class 529-F-1 - assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-1 - actual return	1,000.00	1,098.10	7.49	1.44
Class R-1 - assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 - actual return	1,000.00	1,097.96	7.44	1.43
Class R-2 - assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2E - actual return	1,000.00	1,099.95	5.83	1.12
Class R-2E - assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class R-3 - actual return	1,000.00	1,100.67	5.10	.98
Class R-3 - assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 - actual return	1,000.00	1,102.22	3.54	.68
Class R-4 - assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5E - actual return	1,000.00	1,103.33	2.24	.43
Class R-5E - assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 - actual return	1,000.00	1,103.77	1.98	.38
Class R-5 - assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 - actual return	1,000.00	1,104.12	1.72	.33
Class R-6 - assumed 5% return	1,000.00	1,023.16	1.66	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 181 days.

The Growth Fund of America	37

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38	The Growth Fund of America

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The Growth Fund of America	39

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40	The Growth Fund of America

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The Growth Fund of America	41

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42	The Growth Fund of America

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The Growth Fund of America	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2017, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.

[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
February 28, 2017
unaudited
Common stocks 93.43% Information technology 24.85%	Shares	Value (000)
Alphabet Inc., Class C1	3,481,722	$2,866,189
Alphabet Inc., Class A1	2,661,770	2,249,009
Broadcom Ltd.[2]	21,703,411	4,577,900
Microsoft Corp.	52,830,700	3,380,108
Facebook, Inc., Class A1	20,079,000	2,721,508
Oracle Corp.	49,881,000	2,124,432
ASML Holding NV (New York registered)	8,303,941	1,010,506
ASML Holding NV	6,609,442	801,384
Apple Inc.	12,731,700	1,744,116
Samsung Electronics Co., Ltd.	800,204	1,360,152
Samsung Electronics Co., Ltd., nonvoting preferred	68,250	90,296
Visa Inc., Class A	16,436,000	1,445,382
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	177,560,000	1,092,640
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	275,167
Alibaba Group Holding Ltd. (ADR)[1]	10,675,100	1,098,468
MasterCard Inc., Class A	7,844,800	866,537
Juniper Networks, Inc.[2]	27,622,923	773,442
Intuit Inc.	5,810,000	728,806
Intel Corp.	18,599,000	673,284
Skyworks Solutions, Inc.	7,012,000	664,808
Texas Instruments Inc.	8,136,239	623,399
salesforce.com, inc.[1]	7,175,000	583,686
Akamai Technologies, Inc.[1]	8,535,389	534,315
Accenture PLC, Class A	3,650,000	447,125
Flex Ltd.[1,2]	26,843,008	442,641
Vantiv, Inc., Class A1	6,444,000	421,309
TE Connectivity Ltd.	5,618,000	418,372
Arista Networks, Inc.[1]	3,510,462	417,710
Applied Materials, Inc.	11,450,000	414,719
Nintendo Co., Ltd.	1,805,200	377,606
Qorvo, Inc.[1]	5,336,243	352,726
Hexagon AB, Class B	8,541,102	344,990
Amphenol Corp., Class A	4,517,279	312,641
Fiserv, Inc.[1]	2,475,000	285,615
Xilinx, Inc.	4,750,000	279,395
Murata Manufacturing Co., Ltd.	1,936,300	278,350
Adobe Systems Inc.[1]	2,000,000	236,680
First Solar, Inc.[1]	5,100,000	184,569
Sabre Corp.	8,318,245	182,253
Jack Henry & Associates, Inc.	1,850,000	173,474
Cloudera, Inc.[1,3,4]	5,402,537	123,448
VeriSign, Inc.[1]	1,445,000	119,169
FLIR Systems, Inc.	2,700,000	99,117
First Data Corp., Class A1	5,448,227	87,716
Motorola Solutions, Inc.	919,000	72,573
Finisar Corp.[1]	2,068,000	69,237
Automatic Data Processing, Inc.	631,666	64,821
The Growth Fund of America — Page 1 of 9

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Viavi Solutions Inc.[1]	4,496,600	$45,056
Dolby Laboratories, Inc., Class A	138,630	6,778
		38,543,624
Consumer discretionary 21.50%
Amazon.com, Inc.[1]	11,262,436	9,517,209
Netflix, Inc.[1,2]	23,581,761	3,351,676
Home Depot, Inc.	21,796,200	3,158,487
Priceline Group Inc.[1]	1,176,209	2,027,937
Comcast Corp., Class A	48,014,000	1,796,684
Charter Communications, Inc., Class A1	4,365,200	1,410,222
Starbucks Corp.	17,799,200	1,012,241
Twenty-First Century Fox, Inc., Class A	31,263,200	935,395
Ulta Beauty, Inc.[1]	3,095,000	846,266
Viacom Inc., Class B	18,198,351	790,718
MGM Resorts International[1,2]	29,229,175	768,435
Time Warner Inc.	7,810,000	767,020
NIKE, Inc., Class B	13,114,800	749,642
CBS Corp., Class B	9,060,000	597,235
Marriott International, Inc., Class A	5,859,476	509,716
Liberty Global PLC, Class C, nonvoting[1]	11,476,520	402,711
Liberty Global PLC, Class A1	2,894,280	103,326
BorgWarner Inc.	10,607,259	447,520
lululemon athletica inc.[1]	6,535,000	426,474
Aramark	11,438,000	408,794
Panera Bread Co., Class A1,2	1,404,040	324,052
Sony Corp.	9,400,000	291,007
AutoNation, Inc.[1,2]	6,000,000	275,400
ServiceMaster Global Holdings, Inc.[1,2]	6,775,000	269,848
Altice NV, Class A1	12,021,000	253,491
Domino’s Pizza, Inc.	1,162,000	220,559
Walt Disney Co.	1,915,000	210,822
Naspers Ltd., Class N	1,274,000	203,730
Kering SA	800,000	194,718
Tesla, Inc.[1]	580,100	145,019
Cable One, Inc.	206,499	129,149
D.R. Horton, Inc.	4,000,000	128,000
Wyndham Worldwide Corp.	1,514,700	126,084
Newell Brands Inc.	1,951,650	95,689
Hermès International	214,000	93,383
Luxottica Group SpA	1,630,000	85,927
Graham Holdings Co., Class B	156,943	84,475
Publicis Groupe SA	1,027,031	69,232
Toll Brothers, Inc.[1]	1,700,000	58,038
Sturm, Ruger & Co., Inc.[2]	945,000	47,108
Lennar Corp., Class A	100,000	4,879
		33,338,318
Health care 12.84%
UnitedHealth Group Inc.	21,091,405	3,488,097
Amgen Inc.	8,429,131	1,487,994
Illumina, Inc.[1,2]	8,839,457	1,479,725
Thermo Fisher Scientific Inc.	7,503,000	1,183,073
Stryker Corp.	8,573,716	1,102,237
AbbVie Inc.	16,112,657	996,407
The Growth Fund of America — Page 2 of 9

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Express Scripts Holding Co.[1]	12,313,800	$869,970
Boston Scientific Corp.[1]	35,053,000	860,551
Regeneron Pharmaceuticals, Inc.[1]	2,285,000	853,447
Humana Inc.	3,967,000	838,029
Gilead Sciences, Inc.	11,500,467	810,553
BioMarin Pharmaceutical Inc.[1]	7,493,515	703,866
Vertex Pharmaceuticals Inc.[1]	7,293,000	660,892
Aetna Inc.	5,001,000	643,929
McKesson Corp.	3,537,900	531,145
Incyte Corp.[1]	3,882,000	516,694
Teva Pharmaceutical Industries Ltd. (ADR)	12,196,000	427,104
Medtronic PLC	5,105,000	413,046
bluebird bio, Inc.[1]	2,039,966	178,803
Ultragenyx Pharmaceutical Inc.[1]	2,042,049	173,738
Abbott Laboratories	3,799,304	171,273
WellCare Health Plans, Inc.[1]	1,200,000	169,440
Kite Pharma, Inc.[1]	2,065,100	146,147
Mettler-Toledo International Inc.[1]	300,000	142,866
Centene Corp.[1]	1,976,398	139,336
Grifols, SA, Class B, preferred nonvoting, non-registered shares	7,740,000	134,640
ResMed Inc.	1,780,000	128,213
Perrigo Co. PLC	1,500,000	112,155
athenahealth, Inc.[1]	900,000	106,137
PerkinElmer, Inc.	1,935,000	104,993
Intercept Pharmaceuticals, Inc.[1]	812,700	103,692
Danaher Corp.	1,200,000	102,660
ACADIA Pharmaceuticals Inc.[1]	1,260,000	48,019
Endo International PLC[1]	2,548,134	34,782
Acerta Pharma BV1,3,4	273,779,325	27,436
Juno Therapeutics, Inc.[1]	1,110,000	26,684
Edwards Lifesciences Corp.[1]	27,600	2,595
		19,920,368
Energy 9.16%
EOG Resources, Inc.	21,701,908	2,104,868
Schlumberger Ltd.	21,683,484	1,742,484
Halliburton Co.	30,968,800	1,655,592
Pioneer Natural Resources Co.	7,268,000	1,351,630
Concho Resources Inc.[1,2]	9,780,484	1,295,425
Canadian Natural Resources, Ltd.	35,308,612	1,012,577
Noble Energy, Inc.[2]	25,967,053	945,460
Apache Corp.	10,645,900	559,868
Suncor Energy Inc.	14,345,520	446,610
Cimarex Energy Co.	2,726,400	342,763
Seven Generations Energy Ltd., Class A1	16,466,834	305,111
Weatherford International PLC[1]	48,577,617	274,949
Enbridge Inc. (CAD denominated)	6,053,984	254,794
Chevron Corp.	2,200,000	247,500
Plains GP Holdings, LP, Class A	6,118,063	201,101
Tourmaline Oil Corp.[1]	6,671,000	147,664
Tourmaline Oil Corp.[1,3,4,5]	2,136,000	46,099
Southwestern Energy Co.[1]	22,843,889	171,558
Centennial Resource Development, Inc., Class A1,5	4,285,000	80,601
Centennial Resource Development, Inc., Class A1,3,5	3,478,967	63,804
Centennial Resource Development, Inc., Class A1	445,700	8,384
The Growth Fund of America — Page 3 of 9

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Range Resources Corp.	5,500,000	$151,910
Royal Dutch Shell PLC, Class B	2,535,910	68,393
Royal Dutch Shell PLC, Class B (ADR)	928,800	51,084
Royal Dutch Shell PLC, Class A (ADR)	114,007	5,916
Royal Dutch Shell PLC, Class A	147,245	3,799
Murphy Oil Corp.	4,474,500	126,584
Golar LNG Ltd.	4,343,190	118,612
CONSOL Energy Inc.[1]	6,235,000	97,079
Hess Corp.	1,350,696	69,480
TOTAL SA	1,280,410	63,822
Cabot Oil & Gas Corp.	2,750,000	60,225
BP PLC	7,818,642	44,002
BP PLC (ADR)	289,669	9,826
Baker Hughes Inc.	784,202	47,272
Kinder Morgan, Inc.	1,281,660	27,312
Denbury Resources Inc.[1]	2,600,000	7,046
Chesapeake Energy Corp.[1]	140,000	763
		14,211,967
Financials 8.47%
American International Group, Inc.	36,193,567	2,313,493
Berkshire Hathaway Inc., Class A1	4,923	1,265,703
Berkshire Hathaway Inc., Class B1	5,613,508	962,268
Goldman Sachs Group, Inc.	6,608,735	1,639,363
JPMorgan Chase & Co.	9,738,000	882,458
Capital One Financial Corp.	7,507,000	704,607
CIT Group Inc.	10,103,000	433,419
Chubb Ltd.	3,086,100	426,406
HDFC Bank Ltd.[3]	14,293,408	308,902
HDFC Bank Ltd. (ADR)	1,612,000	115,564
CME Group Inc., Class A	3,407,000	413,814
Legal & General Group PLC	111,984,892	345,029
AIA Group Ltd.	52,400,000	331,090
First Republic Bank	3,478,200	326,360
Charles Schwab Corp.	7,692,000	310,834
KKR & Co. LP	16,635,660	299,941
Onex Corp.	4,200,000	295,568
Signature Bank[1]	1,666,970	262,564
Credit Suisse Group AG	13,914,000	209,884
Progressive Corp.	4,925,000	192,961
Wells Fargo & Co.	3,311,100	191,646
Bank of America Corp.	6,897,000	170,218
BlackRock, Inc.	342,000	132,511
Citigroup Inc.	1,841,000	110,110
Royal Bank of Canada	1,500,000	108,959
UBS Group AG	6,765,666	104,212
Bank of Ireland[1]	420,200,000	100,161
Leucadia National Corp.	3,453,292	91,927
Financial Engines, Inc.	1,952,000	86,474
		13,136,446
Consumer staples 5.03%
Philip Morris International Inc.	17,538,367	1,917,821
Costco Wholesale Corp.	6,976,100	1,236,025
Kroger Co.	36,347,341	1,155,846
The Growth Fund of America — Page 4 of 9

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kraft Heinz Co.	5,500,000	$503,305
Coca-Cola Co.	9,920,000	416,243
Constellation Brands, Inc., Class A	2,335,000	370,821
Kerry Group PLC, Class A	4,465,824	343,004
Herbalife Ltd.[1]	4,638,000	262,001
Walgreens Boots Alliance, Inc.	2,950,000	254,821
Mead Johnson Nutrition Co.	2,664,700	233,934
Associated British Foods PLC	5,990,700	194,685
Glanbia PLC	9,720,457	190,304
Pinnacle Foods Inc.	3,225,000	184,244
Nestlé SA	2,387,600	176,512
Pernod Ricard SA	1,325,000	151,460
Coca-Cola European Partners PLC	3,136,700	108,812
Avon Products, Inc.[1]	21,720,000	95,568
		7,795,406
Industrials 4.64%
Union Pacific Corp.	8,367,982	903,240
CSX Corp.	18,323,700	889,799
TransDigm Group Inc.	2,360,000	599,912
Boeing Co.	2,530,774	456,121
Rockwell Collins, Inc.	4,645,000	444,016
General Dynamics Corp.	2,314,000	439,220
Ryanair Holdings PLC (ADR)[1]	4,924,758	402,599
Delta Air Lines, Inc.	6,749,000	336,978
Lockheed Martin Corp.	1,192,000	317,763
Nielsen Holdings PLC	6,509,500	288,762
Johnson Controls International PLC	5,612,500	235,388
MTU Aero Engines AG	1,819,559	230,931
United Continental Holdings, Inc.[1]	3,002,944	222,488
Old Dominion Freight Line, Inc.[1]	2,418,123	221,887
Roper Technologies, Inc.	1,010,000	211,292
J.B. Hunt Transport Services, Inc.	1,748,612	171,661
Caterpillar Inc.	1,690,000	163,355
Fortive Corp.	2,357,424	135,906
IDEX Corp.	1,400,000	129,066
United Technologies Corp.	775,000	87,226
Meggitt PLC	14,486,455	84,575
Northrop Grumman Corp.	315,000	77,833
Raytheon Co.	370,000	57,036
Cummins Inc.	322,000	47,814
Oshkosh Corp.	622,983	42,294
Sensata Technologies Holding NV1	141,200	5,796
		7,202,958
Materials 2.52%
E.I. du Pont de Nemours and Co.	10,017,500	786,774
Freeport-McMoRan Inc.[1]	44,996,731	602,956
Vale SA, Class A, preferred nominative	31,255,000	316,568
Vale SA, Class A, preferred nominative (ADR)	12,447,583	122,609
First Quantum Minerals Ltd.[2]	34,486,886	358,838
Celanese Corp., Series A	3,300,000	294,261
Syngenta AG	624,000	268,711
Rio Tinto PLC	4,682,000	191,544
Albemarle Corp.	1,880,719	190,912
The Growth Fund of America — Page 5 of 9

unaudited
Common stocks Materials (continued)	Shares	Value (000)
BHP Billiton PLC	11,474,000	$184,732
HeidelbergCement AG	1,960,000	183,161
Nitto Denko Corp.	1,999,925	168,404
Praxair, Inc.	1,353,161	160,634
Monsanto Co.	744,000	84,690
		3,914,794
Real estate 0.78%
American Tower Corp. REIT	4,999,155	573,853
Iron Mountain Inc. REIT	5,000,000	181,750
Crown Castle International Corp. REIT	1,795,000	167,886
Howard Hughes Corp.[1]	1,391,165	161,890
Equinix, Inc. REIT	308,139	115,882
Weyerhaeuser Co. REIT[1]	422,321	14,241
		1,215,502
Telecommunication services 0.54%
T-Mobile US, Inc.[1]	8,230,205	514,635
Zayo Group Holdings, Inc.[1]	10,008,512	315,468
		830,103
Miscellaneous 3.10%
Other common stocks in initial period of acquisition		4,799,383
Total common stocks (cost: $82,710,159,000)		144,908,869
Preferred securities 0.23% Financials 0.05%
Fannie Mae, Series O, 7.00% noncumulative[1]	5,582,074	76,753
Miscellaneous 0.18%
Other preferred securities in initial period of acquisition		274,499
Total preferred securities (cost: $320,315,000)		351,252
Rights & warrants 0.11% Financials 0.11%
JP Morgan Chase & Co., warrants, expire 2018[1]	3,390,000	166,449
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	4,271
		170,720
Telecommunication services 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,4]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,4]	1,672	—
		—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		211
Total rights & warrants (cost: $116,066,000)		170,931
The Growth Fund of America — Page 6 of 9

unaudited
Convertible stocks 0.09% Consumer discretionary 0.09%	Shares	Value (000)
Uber Technologies, Inc., Series F, convertible preferred[3,4]	2,884,815	$140,699
Total convertible stocks (cost: $114,350,000)		140,699
Bonds, notes & other debt instruments 0.15% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%	Principal amount (000)
U.S. Treasury 1.625% 2026	$ 149,700	140,510
Total U.S. Treasury bonds & notes		140,510
Corporate bonds & notes 0.06% Consumer staples 0.06%
Herbalife Ltd., Term Loan, 6.25% 2023[6,7,8]	100,000	100,177
Total corporate bonds, notes & loans		100,177
Total bonds, notes & other debt instruments (cost: $249,436,000)		240,687
Short-term securities 6.17%
Apple Inc. 0.82%–0.88% due 5/2/2017–5/17/2017[5]	270,000	269,591
Army and Air Force Exchange Service 0.68% due 3/7/2017[5]	37,000	36,995
Bank of New York Mellon Corp. 0.90% due 4/10/2017	74,600	74,540
CAFCO, LLC 0.70%–1.17% due 3/30/2017–8/4/2017[5]	75,000	74,849
Chariot Funding, LLC 0.70%–0.90% due 3/9/2017–4/17/2017[5]	150,000	149,924
Chevron Corp. 0.70%–0.88% due 3/2/2017–5/26/2017[5]	234,500	234,179
Ciesco LLC 0.80%–1.06% due 3/13/2017–3/22/2017[5]	123,000	122,950
Cisco Systems, Inc. 0.65% due 3/29/2017[5]	35,000	34,982
Coca-Cola Co. 0.76%–1.02% due 3/17/2017–8/15/2017[5]	265,000	264,537
ExxonMobil Corp. 0.70%–0.74% due 4/3/2017–5/2/2017	160,000	159,850
Fannie Mae 0.53% due 5/1/2017	70,000	69,938
Federal Farm Credit Banks 0.54%–0.61% due 3/13/2017–7/12/2017	240,000	239,651
Federal Home Loan Bank 0.48%–0.64% due 3/1/2017–8/4/2017	4,927,850	4,922,786
GE Capital Treasury Services (U.S.) LLC 0.86%–0.87% due 6/5/2017–6/8/2017	100,000	99,771
General Electric Co. 0.57%–0.78% due 3/1/2017–3/29/2017	107,950	107,903
Hershey Co. 0.62% due 3/23/2017[5]	25,000	24,990
John Deere Canada ULC 0.68% due 3/16/2017[5]	30,723	30,714
John Deere Financial Inc. 0.69% due 3/3/2017[5]	37,000	36,998
JPMorgan Chase & Co. 1.03%–1.15% due 3/13/2017–7/7/2017	143,500	143,541
Jupiter Securitization Co., LLC 0.73% due 3/3/2017[5]	50,000	49,997
Microsoft Corp. 0.80%–0.85% due 3/28/2017–4/18/2017[5]	100,000	99,929
National Rural Utilities Cooperative Finance Corp. 0.76% due 3/13/2017	40,000	39,990
PepsiCo Inc. 0.65% due 3/24/2017–4/17/2017[5]	100,000	99,933
Pfizer Inc. 0.84%–1.02% due 5/15/2017–7/17/2017[5]	102,150	101,893
Private Export Funding Corp. 0.83%–0.90% due 3/13/2017–5/2/2017[5]	100,000	99,948
Procter & Gamble Co. 0.60%–0.62% due 3/10/2017–3/20/2017[5]	75,000	74,979
Qualcomm Inc. 0.74%–0.80% due 4/19/2017–5/17/2017[5]	138,400	138,221
U.S. Treasury Bills 0.47%–0.61% due 3/2/2017–8/3/2017	1,339,000	1,337,675
United Parcel Service Inc. 0.63% due 4/3/2017[5]	50,000	49,969
USAA Capital Corp. 0.60% due 3/9/2017	50,000	49,992
Wal-Mart Stores, Inc. 0.60% due 3/20/2017[5]	30,000	29,990
The Growth Fund of America — Page 7 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Walt Disney Co. 0.80% due 4/7/2017–4/13/2017[5]	$157,700	$157,581
Wells Fargo Bank, N.A. 1.09%–1.17% due 5/16/2017–8/1/2017	137,800	137,875
Total short-term securities (cost: $9,566,369,000)		9,566,661
Total investment securities 100.18% (cost: $93,076,695,000)		155,379,099
Other assets less liabilities (0.18)%		(283,505)
Net assets 100.00%		$155,095,594
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $180,035,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 2/28/2017 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	3/10/2017	Barclays Bank PLC	$67,218	€62,800	$661
Euros	3/22/2017	JPMorgan Chase	$96,642	€91,150	(25)
					$636
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,803,028,000, which represented 1.16% of the net assets of the fund. This amount includes $1,092,640,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,373,653,000, which represented 1.53% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $100,177,000, which represented .06% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$114,350	$140,699.09%
Cloudera, Inc.	6/29/2015-8/27/2015	174,989	123,448.08
Tourmaline Oil Corp.	10/20/2016	56,138	46,099.03
Acerta Pharma BV	5/7/2015	15,750	27,436.02
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	—	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	—	.00
Total private placement securities		$376,029	$337,682.22%

The Growth Fund of America — Page 8 of 9

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
€ = Euros
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0417O-S54128	The Growth Fund of America — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: April 28, 2017